INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventories are comprised of the following:
	December 31,
	2016	2015

Raw materials, parts and supplies	$6,461	$7,084
Work in progress	6,541	7,471
Finished products	8,467	10,803

	$21,469	$25,358